Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 12	$ 48	$ 241
Weighted average number of shares used in basic earnings per share	85	85	84
Effects of dilutive securities	1		1
Weighted average number of shares used in diluted earnings per share	86	85	85
Basic earnings per share attributable to U.S. Cellular shareholders	$ 0.14	$ 0.56	$ 2.86
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 0.14	$ 0.56	$ 2.84